OPERATING DATA - Movement in the Allowance for Lifetime Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of beginning of year	$ 129	$ 173	$ 193
Additions	27	18	35
Write backs / utilization	(11)	(27)	(29)
Foreign exchange and others	(9)	(35)	(26)
Balance as of end of year	$ 136	$ 129	$ 173